UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-09053

The MP 63 Fund, Inc.

(Exact name of registrant as specified in charter)

MP 63 Fund, Inc.

555 Theodore Fremd Ave., Suite B-103

Rye, NY 10580

(Address of principal executive offices)

(Zip code)

MP 63 Fund Inc.

555 Theodore Fremd Ave., Suite B-103

Rye, NY 10580

(Name and address of agent for service)

Registrant's telephone number, including area code: (914) 925-0022

Date of fiscal year end: February 28

Date of reporting period: August 31, 2004

Form N-CSRS is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR/A in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSRS, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR/A unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

THE MP 63 FUND

Semi-Annual Report

August 31, 2004

8869 Brecksville Rd., Suite C Brecksville, Ohio 44141-1921

1-877-MP63FUND (1-877-676-3386)

Dear Fellow Shareholders,

August 31 marked the mid-point of our sixth fiscal year, and the results for the six-month period have been excellent, in our opinion, compared with the rest of the market. For the six months ending August 31, 2004, our NAV rose to $11.09, a gain of 0.73%. During the same period the Dow Jones Industrial Average lost 3.87%  (moving from 10,583.92 to 10,173.92) and the Standard & Poor’s 500 Index lost 3.55%. (moving from 1144.94 to 1104.24). So the first half of the current fiscal year was clearly a case of "gaining by not losing ground."

Already this year, we’ve enjoyed stock splits from Avon, Bemis, Countrywide (twice), Johnson Controls, and Bank of America. The majority of our holdings also have continued their long histories of annual dividend increases, and two companies (Edison International and Phelps Dodge) have reinstated their payouts. In the first six months, we have received $291,861 in dividends and enjoyed net investment income of $108,272.

At the end of May, we made three replacements to the MP 63 Index (and the fund). First, we added Popular Inc. to replace Bank One, which was acquired by JP Morgan Chase. We also replaced Schering-Plough with Pfizer and added Fortune Brands in place of DuPont. As usual, we’ll dispose of the "old" companies over time and build our positions in the "new" companies the same way.

We remain optimistic about the prospects for both our portfolio and the overall market. Stocks have largely ignored the great earnings turnaround of the past several months, instead focusing on political unrest, the rising price of oil, and the impending presidential election. These conditions harm emotional investors who move in and out of the market based on the noise generated by the media. But fundamental factors have a way of winning out over the long term. From our experience, companies with superior earnings and dividend potential eventually have had rising market prices. As shareholders ourselves, we are happy to be accumulating shares at reasonable prices. In the meantime, our patience has been rewarded through the outperformance mentioned above, and the potential compounding effect of any outperformance will be the ultimate reward. As always, we urge our fellow shareholders to continue to join us in investing on a steady basis…perhaps through dollar-cost averaging and convenient automatic debits…and to let the high quality of our companies translate into the accumulation of wealth.

Sincerely

/s/Vita Nelson and David Fish, co-managers

Must be preceded or accompanied by a prospectus. Mutual fund investing involves risk. Principal loss is possible.

The Standard & Poor’s 500 Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. The Dow Jones Industrial Average is an unmanaged index of common stocks comprised of major industrial companies and assumes reinvestment of dividends. You cannot invest directly in an index.

Fund holdings are subject to change and should not be considered a recommendation to buy or sell any security. Please refer to the schedule of investments in the report for complete holdings information.

Dollar-cost averaging involves continuous investment in securities regardless of fluctuating price levels of such securities; the investor should consider his/her financial ability to continue purchases through periods of low price levels. Dollar-cost averaging and automatic investment plans do not assure a profit and do not protect against loss in declining markets.

Quasar Distributors, LLC, Distributor. (10/04)

THE MP 63 FUND, INC.

Schedule of Investments in Securities - August 31, 2004 (Unaudited)

 Shares

Market Value

COMMON STOCKS

99.40%

Automotive Parts- Retail/Wholesale

0.98%

7,716

Genuine Parts Co.

$292,514

Banks- Money Center

6.84%

17,399

BB&T Corp.

695,786

17,242

Bank of America Corp.

775,545

15,030

National City Corp.

567,984

2,039,315

Beverages- Alcoholic/Soft Drink

3.77%

11,849

Anheuser-Busch Companies, Inc.

625,627

7,242

Coca-Cola Corp.

323,790

2,400

Fortune Brands

175,560

1,124,977

Building Products- Retail/Whole

1.63%

7,040

Black & Decker Corp.

485,267

Business Services- Misc.

4.54%

7,161

Illinois Tool Works, Inc.

653,728

6,050

Ingersoll-Rand Co.

393,310

24,556

Servicemaster Co.

305,231

1,352,269

Chemicals- Diversified

1.60%

4,625

DuPont (E.I.) de Nemours & Co.

195,454

17,850

RPM International, Inc.

282,208

477,662

Commercial Services

1.49%

9,067

Diebold, Inc.

443,286

Computer- Local Network

0.54%

15,332

Interpublic Group of Companies *

161,753

Computer- Mini/Micro

1.18%

19,728

Hewlett-Packard Co.

352,934

Containers- Paper/Plastic

1.22%

13,738

Bemis Co., Inc.

363,095

Cosmetics & Personal Care

3.83%

12,764

Johnson & Johnson

741,588

5,988

Kimberly Clark Corp.

399,400

1,140,988

Diversified Operations

3.00%

6,389

3M Company

526,198

36,320

Corning, Inc. *

367,558

893,756

Electronic Equipment

1.95%

17,743

General Electric Co.

581,793

Electronic- Semiconductors

2.34%

32,720

Intel Corp.

696,609

Finance- Investment Management

1.71%

9,555

Franklin Resources, Inc.

508,995

Financial Services

7.37%

15,216

Countrywide Financial Corp.

540,929

8,411

H&R Block, Inc.

405,915

42,110

Paychex, Inc.

1,249,404

2,196,248

Fire, Marine & Casualty Insurance

0.96%

8,224

St. Paul Travelers

285,291

Food- Misc. Preparation

3.95%

13,607

ConAgra Foods, Inc.

356,503

14,395

Hormel Foods Corp.

384,347

7,052

Wrigley Co.

437,436

1,178,286

Insurance- Life/Property/Casual

3.59%

26,720

AFLAC, Inc.

1,071,472

Leisure Products

.59%

 10,034

Polaris Industries, Inc.

473,203

Machinery- Electrical Equipment

2.06%

10,909

Johnson Controls, Inc.

614,177

Medical Instruments/Products

4.16%

24,951

Medtronic, Inc.

1,241,312

Medical Drugs

3.55%

11,068

Abbott Laboratories

461,425

13,100

Pfizer, Inc.

427,977

9,128

Schering-Plough Corp.

168,503

1,057,905

Metal Ores- Gold/Non Ferrous

1.12%

4,103

Phelps Dodge Corp.

334,641

Office Equipment & Supplies

1.28%

8,775

Pitney Bowes, Inc.

382,239

Oil & Gas- International

3.49%

 10,462

BP Plc ADR

561,809

 10,349

Exxon Mobil Corp.

477,089

1,038,898

Paper & Paper Products

0.77%

5,721

International Paper

228,954

Publishing- Books/News/Periodic

1.52%

5,345

Gannett Company, Inc.

452,721

Retail- Apparel/Shoes

1.44%

21,349

Limited Brands, Inc.

428,688

Retail- Consumer/Electric

5.25%

23,768

Avon Products, Inc.

1,050,070

9,532

Colgate-Palmolive Co.

514,728

1,564,798

Retail- Drug Stores

0.83%

56,337

Rite Aid Corp. *

247,883

Retail- Food & Restaurant

0.99%

8,569

Wendy's International, Inc.

294,517

Retail/Wholesale- Building Products

1.84%

14,966

Home Depot, Inc.

547,157

Retail/Wholesale- Jewelry

0.93%

9,845

Englehard Corp.

278,318

State Commercial Banks

1.22%

4,547

Morgan (J.P.) & Co., Inc.

179,967

7,600

Popular, Inc.

183,920

363,887

Telecommunication Equipment

1.49%

16,330

Scientific-Atlanta, Inc.

444,829

Telecommunications Services

2.53%

13,076

Bellsouth Corp.

349,914

12,558

Centurytel, Inc.

404,242

754,156

Textile- Apparel/Mill Products

1.25%

7,555

VF Corp.

372,764

Transportation- Equipment/Leasing

0.87%

5,915

Ryder Systems, Inc.

259,136

Transportation- Railroads

0.84%

4,392

Union Pacific Corp.

250,827

Utility- Electric

2.42%

12,653

Duke Energy Corp.

280,137

9,128

Edison International

245,361

14,837

Teco Energy, Inc.

196,739

722,237

Utility-Gas Distribution

2.16%

11,785

National Fuel Gas Co.

315,602

8,633

SCANA Corp.

327,536

643,138

Utility- Telephone

1.00%

11,514

SBC Communications, Inc.

296,946

Utility- Water

2.57%

36,197

Aqua America, Inc.

767,376

Total for Common Stock

$29,707,217

Cash & Equivalents

0.06%

18,921

First American Treasury Obligation 1.18%

18,921

Total Investments

$29,726,138

(Cost $ 26,496,336)         (Note 4)

Assets less other Liabilities

81,851

Net Assets

$29,807,989

Statement of Assets and Liabilities  August 31, 2004 (Unaudited)

Assets:

Investment Securities at Market Value

$29,726,138

(Cost $ 26,496,336)       (Note 4)

Cash

92,030

Dividends and Interest Receivable

59,463

Total Assets

29,877,631

Liabilities

Accrued Expenses

16,155

Accrued Management Fees

8,983

Recoupment of Previously Waived Fees

10,524

Payable for Securities Purchased

33,980

Total Liabilities

69,642

Net Assets

$29,807,989

Net Assets Consist of:

Capital Stock, $.001 par value; 1 billion shares

     authorized; 2,523,848 shares outstanding

26,678,578

Accumulated Undistributed Net Investment Income (Loss)

133,559

Realized Gain (Loss) on Investments - Net

(233,951)

Unrealized Appreciation in Value

     of Investments Based on Identified Cost - Net

3,229,802

Net Assets

$29,807,989

Net Asset Value and Redemption Price

     Per Share ($29,807,989/2,523,848 shares)

$11.09*

*Redemption price per share does not include redemption fee (2% for shares held
less than 3 years; 1% for shares held less than 5 years).   See Prospectus.

Statement of Operations  August 31, 2004 (Unaudited)

INVESTMENT INCOME:

Investment Income:

Dividend Income

$291,861

Interest Income

336

Total Investment Income

292,197

Expenses:

Investment Adviser Fees (Note 3)

51,499

Reimbursement of prior expense waivers

57,217

Administration fees

28,201

Registration fees

12,239

 Audit fees

3,875

Custody fees

6,259

Trustee fees

3,058

Insurance expense

7,580

Printing and postage expense

7,159

Miscellaneous expense

2,207

Legal fees

4,631

Total Expenses

183,925

Net Investment Income (Loss)

$108,272

Realized and Unrealized Gain (Loss) on Investments:

Realized Gain (Loss) on Investments

(267,405)

Unrealized Appreciation (Depreciation) on Investments

357,872

Net Realized and Unrealized Gain (Loss) on Investments

90,467

Net Increase (Decrease) in Net Assets from Operations

$198,739

Statements of Changes in Net Assets

August 31, 2004 (Unaudited)

OPERATIONS:
From Operations:
Net Investment Income (Loss)	$108,272	$173,374
Net Realized Gain (Loss) on Investments	(267,405)	192,585
Net Unrealized Appreciation (Depreciation)	357,872	6,709,303
Increase (Decrease) in Net Assets from Operations	198,739	7,075,262
From Distributions to Shareholders:
Net Investment Income (Loss)	0	(179,631)
Net Realized Gain (Loss) from Security Transactions	0	0
Change in Net Assets from Distributions	0	(179,631)
From Capital Share Transactions (Note 4):
Proceeds From Sale of Shares	2,848,475	4,382,134
Shares Issued on Reinvestment of Dividends	0	177,688
Cost of Shares Redeemed
(net of redemption fees $2,652 and $10,674, respectively)	(1,038,457)	(1,520,741)
Net Increase from Shareholder Activity	1,810,018	3,039,081

Net Increase (Decrease) in Net Assets	2,008,757	9,934,712

Net Assets at Beginning of Period	27,799,232	17,864,520
Net Assets at End of Period	$29,807,989	$27,799,232

Share Transactions:
Issued	258,117	459,476
Reinvested	-	16,362
Redeemed	(94,763)	(160,813)
Net increase (decrease) in shares	163,354	315,025
Shares outstanding beginning of period	2,523,848	2,208,823
Shares outstanding end of period	2,687,202	2,523,848

Financial Highlights

August 31, 2004 (Unaudited)

Net Asset Value -
Beginning of Period	$11.01	$8.09	$10.24	$9.90	$8.81
Net Investment Income	0.04	0.07	0.07	0.06	0.07
Net Gains or Losses on Securities
(realized and unrealized)	0.04	2.92	(2.15)	0.34	1.10
Total from Investment Operations	0.08	2.99	(2.08)	0.40	1.17

Distributions (From
Net Investment Income)	0.00	(0.07)	(0.07)	(0.06)	(0.08)
Distributions (From Capital Gains)	0.00	0.00	0.00	0.00	0.00
Total Distributions	0.00	(0.07)	(0.07)	(0.06)	(0.08)

Net Asset Value -
End of Period	$11.09	$11.01	$8.09	$10.24	$9.90

Total Return (a)(c)

0.73%

37.01%

(20.39)%

4.02%

13.25%

Ratios/Supplemental Data
Net Assets - End of
Period (Thousands)	29,808	27,799	17,865	18,486	15,205
Ratio of Expenses to Average
Net Assets (b)	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of Expenses to Average
Net Assets, before reimbursement (b)	1.25%	1.25%	1.39%	1.25%	1.44%
Ratio of Net Income to
Average Net Assets (b)	0.74%	0.75%	0.79%	0.63%	0.70%
Ratio of Net Income to Average
Net Assets, before reimbursement (b)	0.74%	0.75%	0.65%	0.63%	0.51%
Portfolio Turnover Rate (b)	9.25%	9.16%	9.28%	8.22%	9.17%

* commencement of operations (March 2, 1999).

(a) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gain distributions and assume no redemption fees.

(b) Annualized.

(c) Not Annualized.

Notes to Financial Statements August 31, 2004

1.) ORGANIZATION

The MP63 Fund (the “Fund”) is organized as a Maryland Corp., incorporated on Oct. 13, 1998, and registered as an open-end, diversified, management investment company under the Investment Company Act of 1940, as amended. Its business is managed by its officers under the direction of its Board of Directors. Its investment objective is long-term appreciation.

2.) SIGNIFICANT ACCOUNTING POLICIES CONSISTENTLY FOLLOWED BY THE FUND.

These policies are in conformity with accounting principles generally accepted in the USA .

A. Security Valuation - Securities are valued at market value following procedures approved by the Board of Directors.

B. Security Transactions and Related Investment Income - Securities transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. The fund uses identified cost basis in computing gain or loss on sale of investment securities.

C. Federal Income Taxes - The Fund complies with requirements of the Internal Revenue Code applicable to regulated investment companies, distributing all of its taxable income to its shareholders. Therefore, no provision for Federal income tax is required.

D. Dividends and Distributions to Shareholders - The Fund records dividends and distributions to shareholders on the ex-dividend date. The Fund will distribute its net investment income, if any, and net realized capital gains, if any, annually.

E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

3.) INVESTMENT ADVISORY AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

The Fund has entered into an investment advisory agreement (the "Agreement") with The Moneypaper Advisor, Inc. (the "Advisor"). Under this Agreement, the Advisor provides the Fund with investment advice and supervises its investment programs. As compensation for the services rendered, the Fund pays the Advisor a fee accrued daily based on an annual rate of 0.35% of the Fund’s average daily net assets. For the six months ended August 31, 2004, the Advisor earned fees of $51,499.

The Advisor has voluntarily agreed to defer its advisory fee and to reimburse the Fund for other expenses so that total operating expenses of the Fund do not exceed an annual rate of 1.25% of average daily net assets. Under the terms of the Agreement, fees deferred or expenses reimbursed by the Advisor are subject to reimbursement by the Fund, if so requested by the Advisor, up to five years from the fiscal year the fee or expense was incurred. However, no reimbursement payment will be made by the Fund if it would result in the Fund exceeding the voluntary expense limitation described above. As of August 31, 2004, there were $25,690 in previously waived fees subject to recapture by the Advisor. During the six months ended August 31, 2004, the Advisor recovered $57,217 of the previously waived fees. Vita Nelson is an officer and director of the Advisor and also an officer and director of the Fund.

The Fund has an agreement with Mutual Shareholder Services (MSS). Under this agreement, MSS provides the Fund with transfer agency and fund accounting services. MSS charges an annual fee of approximately $50,000 for services rendered based on the Fund’s current asset size. The Fund is responsible for the cost of printing, postage, telephone and certain other out-of-pocket expenses.

4.) CAPITAL SHARE TRANSACTIONS

At August 31, 2004, there were 1 billion shares authorized at $.001 par value. Paid in capital amounted to $26,678,578, of which $26,496,336 had been invested in securities.

August 31, 2004

 February 29, 2004

Shares

258,117

459,476

Dividend reinvestment

0

16,362

Shares repurchased

(94,763)

 (160,813)

Net increase

163,354

315,025

5.) INVESTMENT TRANSACTIONS

For the six months ended August 31, 2004, purchases and sales of securities, excluding short-term investments, aggregated $3,254,138 and $1,329,698, respectively.

6.) TAX INFORMATION

As required by the AICPA Audit Guide for Investment Companies for reporting periods beginning after December 15, 2000, the following details the tax basis distributions as well as the components of distributable earnings.

As of August 31, 2004, the components of distributable earnings on a tax basis were as follows:

Ordinary income

$      141,675

Long term gains

$    (233,951)

Unrealized appreciation

$   3,229,802

Ordinary income includes $25,287 from the fiscal year ended Feb. 29, 2004. Long term gains/losses include a gain of $33,454 from the fiscal year ended Feb. 29, 2004. The net unrealized appreciation consisted of unrealized gains of $4,632,962 and unrealized losses of ($1,403,160).

7.) PROXY VOTING

The policies and procedures used by the Fund to determine how to vote proxies and information regarding how the Fund voted those proxies during the 12 months ended June 30, 2004 are available without charge upon request by calling the Fund at 1-877-676-3386 and on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

Expense Table

The example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2004 through August 31, 2004.

As a shareholder in the Fund, you incur two types of costs: (1) transaction costs, such as redemption fees for shares withdrawn before five years; and (2) ongoing costs, including management fees; distribution fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses: The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect the redemption fee. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if the redemption fee were included, your costs would have been higher.

   Actual

$1,000.00

$1,007.27

$6.31

   Hypothetical (5% Annual Return before expenses)

$1,000.00

$1,018.85

$6.34

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

This chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:

During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

The registrant's Board of Directors has determined that the registrant does not have an audit committee financial expert. The audit committee members and the full Board determined that, although none of its members meet the technical definition of an audit committee financial expert, the committee has sufficient financial expertise to adequately perform its duties under the Audit Committee Charter without the addition of a qualified expert.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Reserved.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 9.  Submission of Matters to a Vote of Security Holders.

No Changes.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

Item 10.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of April 22, 2004, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSRS is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11.  Exhibits.

(a)(1)

EX-99.CODE ETH Not applicable.

(a)(2)

EX-99.CERT filed herewith

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The MP 63 Fund, Inc.

By /s/Vita Nelson

*Vita Nelson

President

Date November 10, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Vita Nelson

*Vita Nelson

President

Date November 10, 2004

By /s/David Fish

*David Fish

Treasurer

Date November 10, 2004

* Print the name and title of each signing officer under his or her signature.